Borrowings and Other Financial Liabilities - Detailed Information about Project Finance Facility (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Oyu Tolgoi [member]
Disclosure of detailed information about borrowings [line items]
Aggregate initial fair value of borrowings less transaction costs	$ 4,348.9
Amortized transaction costs	$ 124.8
Borrowing facility, interest-only payments period	5 years
MIGA Insured Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual insurance premium	1.40%